PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

December 23, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Post-effective Amendment Number 2 to Registration Statement on Form S-1, File Number 333-161382

To the Commission Staff:

Electronically transmitted for filing is Post-effective Amendment Number 2 to the registration statement on Form S-1 (file number 333-161382)(the “Post-effective Amendment”) filed under the Securities Act of 1933, as amended.

This Post-effective Amendment incorporates applicable disclosure changes made in response to oral comments received from the SEC Staff on November 16, 2010, November 18, 2010 and December 21, 2010 with regard to prospectuses contained in related registration statements on Form S-1 for the registrant’s Phoenix Guaranteed Income Edge (Portfolio Design Advisors, registration statement on Form S-1 (File No. 333-164778); The Institute for Wealth Management, LLC, registration statement on Form S-1 (File No. 333-168357); Eqis Capital Management, Inc., registration statement on Form S-1 (File No. 333-164872) and J.P. Turner & Company Capital Management, LLC, registration statement on Form S-1 (File No. 333-168963)). In addition, we have updated the disclosure contained in the section of the prospectus entitled “Distribution Arrangements” to describe certain expenses the registrant and principal underwriter may incur in connection with providing training and education related to the security offered by the prospectus. Finally, the Post-effective Amendment includes financial statements, exhibits and consents necessary to complete the Registration Statement.

Requests for acceleration made on behalf of the registrant and the principal underwriter have been submitted with Post-effective Amendment No. 2

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Mary K. Johnson

Counsel

Phoenix Life Insurance Company